Capital Stock	12 Months Ended
Jan. 31, 2023
Disclosure of classes of share capital [abstract]
Capital Stock [Text Block]

7. Capital Stock

The Company is authorized to issue the following shares:

  Unlimited number of common shares without par value

a) Common shares

The holders of common shares are entitled to receive dividends and are entitled to one vote per share at meetings of the Company. All shares are ranked equally with regards to the Company's residual assets.

At January 31, 2023, the Company has 122,051,292 common shares issued and outstanding.

b) Share issuances

During the year ended January 31, 2023

  On August 22, 2022, the Company closed the first tranche of a private placement of 8,300,000 units at $0.05 per unit for a consideration of $415,000. Each unit is comprised of one common share and one-half common share purchase warrant, with each whole warrant exercisable into a common share of the Company at an exercise price of $0.10 per share for a period of 24 months. The Black-Scholes option pricing model was used to determine the fair value of the warrants using the following weight average assumptions: Expected dividend yield of 0%; risk free interest rate of 3.49%; expected volatility of 101.42%; expected life of 2 years. The relative fair value of the 4,150,000 warrants has been valued at $83,830 and common shares at $331,170. In connection with this private placement, the Company incurred $33,200 in share issuance costs.
  On August 22, 2022, 1,200,000 shares were fair valued at $72,000 and issued for services.
  On September 30, 2022, 200,000 shares were fair valued at $12,000 and issued for services.
  On October 24, 2022, 300,000 shares were fair valued at $15,000 and issued for services.
  On October 31, 2022, 200,000 shares were fair valued at $9,000 and issued for services.
  On November 1, 2022, the Company closed the final tranche of a private placement of 1,600,000 units at $0.05 per unit for a consideration of $80,000. Each unit is comprised of one common share and one-half common share purchase warrant, with each whole warrant exercisable into a common share of the Company at an exercise price of $0.10 per share for a period of 24 months. The Black-Scholes option pricing model was used to determine the fair value of the warrants using the following weight average assumptions: Expected dividend yield of 0%; risk free interest rate of 3.91%; expected volatility of 102.4%; expected life of 2 years. The relative fair value of the 800,000 warrants has been valued at $11,208 and common shares at $68,792.
  On November 7, 2022, 1,000,000 shares were fair valued at $50,000 and issued for services.
  On November 30, 2022, 200,000 shares were fair valued at $7,000 and issued for services.

During the year the Company received $50,000 being subscription for 1,000,000 units (the "Units") at a price of $0.05 per unit. (See subsequent event note 17)

During the year ended January 31, 2022

  On March 5, 2021, the Company closed a private placement of 3,114,569 units at $0.35 per unit for a consideration of $1,090,085. Each unit is comprised of one common share and one common share purchase warrant, with each warrant exercisable into a common share of the Company at an exercise price of $0.50 per share for a period of 24 months. The Black-Scholes option pricing model was used to determine the fair value of the warrants using the following weight average assumptions: Expected dividend yield of 0%; risk free interest rate of 0.29%; expected volatility of 131%; expected life of 2 years. The relative fair value of the warrants has been valued at $394,681 and common shares at $695,404. In connection with this private placement, the Company incurred $3,770 in share issuance costs.
  3,968,750 shares were issued upon exercise of 3,968,750 options at a price of $0.15 per share for total gross proceeds of $595,313. An amount of $361,284 was reclassed from share-based payment reserve to share capital.
  250,000 shares were fair valued at $36,250 and issued for services.

c) Warrants

Continuity of the Company's warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding, January 31, 2021	1,548,000	$0.50
Issued	3,114,569	$0.50
Expired	(1,548,000)	$0.50
Outstanding, January 31, 2022	3,114,569	$0.50
Issued	4,150,000	$0.10
Issued	800,000	$0.10
Expired	-	-
Outstanding, January 31, 2023	8,064,569	$0.25

As at January 31, 2023, the Company had the following warrants outstanding:

Outstanding	Exercise Price	Remaining Life (Years)	Expiry Date
3,114,569	$0.50	0.09	March 5, 2023
4,150,000	$0.10	1.56	August 22, 2024
800,000	$0.10	1.75	November 1, 2024
8,064,569	$0.25	1.01